Equity (Stock-based Compensation Plans) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 03, 2018
Vesting period	4 years
Weighted average remaining contractual life	6 years 3 months 19 days
Total intrinsic value of options exercised	$ 600	$ 7,200	$ 1,500
Unvested number of shares	1,000,000
Unrecognized compensation cost	$ 10,200
Weighted average period over which unrecognized compensation cost will be recognized	1 year 10 months 25 days
Restricted Stock [Member]
Value of equity classified RSUs vested	$ 2,100
Unrecognized compensation cost	$ 22,700
Weighted average period over which unrecognized compensation cost will be recognized	2 years 7 months 6 days
Performance Stock Units (PSUs) [Member]
Unrecognized compensation cost	$ 22,700
Weighted average period over which unrecognized compensation cost will be recognized	2 years 7 months 6 days
Employee Stock Option [Member] | Minimum [Member]
Expected option term	5 years 3 months 19 days	5 years 1 month 6 days	5 years 2 months 12 days
Employee Stock Option [Member] | Maximum [Member]
Expected option term	5 years 6 months	6 years	6 years
2012 Plan [Member]
Expected option term	10 years
Equity Incentive Plan, shares authorized	1,700,000
Increase of shares reserved				200,000
2012 Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Vesting period	2 years
2012 Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Vesting period	4 years